Redeemable Preferred Stock	9 Months Ended
Sep. 30, 2011
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock

8. Redeemable Preferred Stock

The Company designated 2,000,000 shares of its authorized preferred stock as Series A, par value $0.01 per share, with a liquidation preference of $1,000 per share ("Series A Preferred Stock"). In connection with the Equity Investment, the Company issued 125,000 shares of Series A Preferred Stock for an aggregate amount of $125.0 million. Net proceeds to the Company were $110.7 million, after deducting $14.3 million in fees. No other shares of Series A Preferred Stock are issuable in the future, except for such shares as may be issued as dividends in lieu of any cash dividends in accordance with the terms thereof, and the Series A Preferred Stock ranks senior to all common stock and each series of stock the Company may subsequently designate with respect to dividends, redemption and distributions upon liquidation, winding-up and dissolution of the Company.

The Series A Preferred Stock has a perpetual term, a liquidation value equal to the amount invested therein plus any accrued but unpaid dividends, and dividend rights as described below. The Series A Preferred Stock generally does not have voting rights, except with respect to any amendment to the Company's Third Amended and Restated Charter that would adversely affect the rights, privileges or preferences of the Series A Preferred Stock. Although the shares of Series A Preferred Stock include a mandatory redemption feature, there is no stated or probable date of redemption.

Holders of the Series A Preferred Stock are entitled to receive mandatory and cumulative dividends in an amount per annum equal to the dividend rate (described below) multiplied by the liquidation value, calculated on the basis of a 360-day year, from the date of issuance, whether or not declared and whether or not the Company reports net income. The dividends are payable in arrears in cash, except that, at the option of the Company, up to 50.0% of the dividends for any period may be paid through the issuance of additional shares of Series A Preferred Stock. Payment of dividends on the Series A Preferred Stock is in preference and prior to any dividends payable on any class of the Company's common stock.

Dividends on the Series A Preferred Stock accrue at an annual rate as follows:

•	10.0% through March 15, 2012;

•	14.0% for the period commencing on March 16, 2012 and ending on September 15, 2013;

•	17.0% plus the increase in the 90-day LIBOR from September 16, 2011 to September 16, 2013 for the period commencing on September 16, 2013 and ending on September 15, 2015; and

•

20.0% plus the increase in the 90-day LIBOR from September 16, 2011 to September 16, 2015 for all periods commencing on or after September 16, 2015, with an adjustment to the rate every two years thereafter.

The Company accrued $0.5 million in dividends, and accreted $0.2 million, on the Series A Preferred Stock during the three and nine months ended September 30, 2011. The Company will pay approximately $0.5 million in dividends in the fourth quarter of 2011 in accordance with the terms described above.

In the event of the liquidation, dissolution or winding-up of the affairs of the Company (as defined in the certificate of designations relating to the Series A preferred stock agreement), whether voluntary or involuntary, the holders thereof at the time shall be entitled to receive liquidating distributions with respect to each share of Series A preferred stock in an amount equal to the amount invested therein plus any accrued but unpaid dividends, and dividend rights to the fullest extent permitted by law, before any distribution of assets is made to the holders of our common stock.

Additionally, upon receipt by the Company of net cash proceeds from (i) the issuance by the Company or any of its subsidiaries of debt for borrowed money or (ii) the issuance by the Company or any of its subsidiaries of equity, the Company shall redeem, for cash, to the fullest extent permitted by law, that number of shares of Series A preferred stock with an aggregate redemption price equal to the lesser of (1) an amount equal to 100% of such net cash proceeds and (2) the $125.0 million aggregate par value of the Series A preferred stock plus any accrued but unpaid dividends.

Gross proceeds from the September 16, 2011 issuance of the preferred stock referred to above was $125.0 million. Direct issuance costs related thereto were $14.3 million.

In conjunction with the CMP Acquisition, we assumed preferred stock of CMP with a fair value of $41.1 million as of August 1, 2011, which was the par value of $32.7 million plus cumulative undeclared dividends of $8.3 million as of the acquisition date. The Company recorded $0.5 million in dividends for the period from the date of the CMP Acquisition, August 1, 2011, to September 16, 2011. This preferred stock was redeemed on September 16, 2011 for $41.6 million.